Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Apr. 30, 2020	Apr. 30, 2019
Current
Cash and cash equivalents (note 5)	$ 2,105	$ 2,549
Amounts receivable (note 6)	2,250	3,096
Inventory (note 7)	1,663	1,488
Prepaid expenses and advances	282	379
Total Current Assets	6,300	7,512
Non-Current
Mining interest, plant and equipment (note 8)	35,302	37,618
Right-of-use asset (note 10)	1,844
Exploration and evaluation assets (note 9)	5,976	5,511
Reclamation deposits	165	165
Deferred tax assets (note 19)	4,826	6,199
Total Non-Current Assets	48,113	49,493
Total Assets	54,413	57,005
Current
Trade and other payables	2,441	3,399
Current portion of lease liability (note 10)	617
Current portion of loans payable (note 11)	3,196	1,507
Total Current Liabilities	6,254	4,906
Non-Current
Loans payable (note 11)		3,081
Rehabilitation and closure cost provision (note 12)	1,014	1,254
Lease liability (note 10)	1,083
Deferred tax liabilities (note 19)	8,758	8,728
Total Non-Current Liabilities	10,855	13,063
Total Liabilities	17,109	17,969
Equity
Share capital (note 13)	50,725	50,725
Equity reserve	11,349	11,349
Foreign currency translation reserve	4,732	2,835
Accumulated deficit	(29,502)	(25,873)
Total Equity	37,304	39,036
Total Liabilities and Equity	$ 54,413	$ 57,005